54343 10/99

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED
OCTOBER 30, 1999 TO STATEMENTS OF ADDITIONAL INFORMATION
OF VARIOUS PUTNAM FUNDS:
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1)   The section entitled "Qualified benefit plans;
     Individual account plans" in the Statement of Additional Information is hereby deleted and replaced by the following:

     QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified and whether or not Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services, that initially invest at least $1 million or $500,000, respectively, in class A shares or class M shares of the fund and other Putnam funds.

     The fund may sell class A shares at net asset value to class A qualified benefit plans and may sell class M shares at net asset value to class M qualified benefit plans.

     The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that choose not to be treated as class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including plans with respect to which separate accounts are maintained for each participant, of employers or of affiliated (as defined in Section 2(a)(3)(C) of the Investment Company Act of 1940) employers which have at least $1 million in assets to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services.

     Additional information about qualified benefit plans is available from investment dealers or from Putnam Mutual
     Funds.

2)   The section entitled "Contingent Deferred Sales
     Charges; Commissions" in the Statement of Additional Information is hereby deleted and replaced by the following:

     CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

     CLASS A SHARES. Except as described below, a CDSC of 0.50% (0.75% in the case of plans with less than $5 million in Putnam funds and other investments managed by Putnam Management or its affiliates) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. Class A qualified benefit plans whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

     Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

     Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

     On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

     Different CDSC and commission rates may apply to shares purchased prior to April 15, 1997 and to shares purchased by investment-only plans prior to August 1, 1999.

     ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

     No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

     The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, or for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), and, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation,
     (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994. The fund will waive a CDSC on redemptions to pay premiums for insurance under Putnam's insured investor program.

     ADDITIONAL INFORMATION ABOUT CLASS B SHARES

     Except as noted below, Putnam Mutual Funds will pay a 4% commission on sales of class B shares of a fund only to those financial intermediaries who have entered into service agreements with Putnam Mutual Funds. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Municipal Income Fund,
     which has a 0.25% pre-paid service fee).   For Putnam
     Intermediate U.S. Government Income Fund, Putnam Mutual Funds will pay a 2.75% commission to financial intermediaries selling class B shares of the fund. For money market funds, class B shares may only be purchased as part of an exchange to class B shares of another Putnam fund or from class B shares of another Putnam fund. Class B share purchases for money market funds are not subject to a separate CDSC, but if a shareholder exchanges class B shares from a non-money market fund to a money market fund and then redeems the class B shares of the money market fund, that redemption will be subject to the CDSC applicable to the class B shares of the non-money market fund. Therefore no up-front commission is paid on sales of class B shares for money market funds. Putnam Mutual Funds will retain any contingent deferred sales charges imposed on redemptions of class B shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B share sales.

3) The section entitled "Distribution Plans" in Part II of the Statement of Additional
     Information is hereby replaced with the following:

     DISTRIBUTION PLANS

     If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

     Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

     Putnam Mutual Funds compensates qualifying dealers
     (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

     Putnam Mutual Funds may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Mutual Funds and any applicable limits imposed by the National Association of Securities Dealers, Inc.

     Financial institutions receiving payments from Putnam
     Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

     Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

     CLASS A SHARES:

     Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except that payments to dealers for shares held by class A qualified benefit plans may be made at other rates, as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million or that are class A qualified benefit plans, unless the shareholder has made arrangements with Putnam Mutual Funds and the dealer of record has waived the sales commission.

     RATE                     FUND

     0.25% All funds currently making payments under a class A distribution plan, except for those listed below

     0.50% for shares purchased on      Putnam Global Equity Fund
     or before 7/1/95; 0.25% for
     shares purchased after 7/1/95

     0.20%                    Putnam Tax-Free High Yield Fund
                              Putnam Tax-Free Insured Fund

     0.20% for shares purchased on      Putnam Balanced Retirement Fund
     or before 12/31/89; 0.25% for      Putnam Convertible Income-Growth Trust
     shares purchased after 12/31/89    The George Putnam Fund of Boston
                                        Putnam Global Growth Fund
                                        Putnam Global Natural Resources Fund
                                        Putnam Health Sciences Trust
                                        The Putnam Fund for Growth and Income
                                        Putnam Investors Fund
                                        Putnam Vista Fund
                                        Putnam Voyager Fund

     0.20% for shares purchased on      Putnam High Yield Trust
     or before 3/31/90; 0.25% for       Putnam U.S. Government Income Trust
     shares purchased after 3/31/90

     0.20% for shares purchased on      Putnam Income Fund
     or before 3/31/91; 0.25% for
     shares purchased after 3/31/91

     0.20% for shares purchased on      Putnam Municipal Income Fund
     or before 5/7/92; 0.25% for
     shares purchased after 5/7/92

     0.15% for shares purchased on      Putnam Michigan Tax Exempt Income Fund
     or before 3/9/92; 0.20% for        Putnam Minnesota Tax Exempt Income Fund
     shares purchased after 3/9/92      Putnam Ohio Tax Exempt Income Fund

     0.15% for shares purchased on   Putnam Massachusetts Tax Exempt Income Fund
     or before 5/11/92; 0.20% for
     shares purchased after 5/11/92

     0.15% for shares purchased on Putnam New York Tax Exempt Opportunities Fund or before 7/13/92; 0.20% for shares purchased after 7/13/92

     0.15% for shares purchased on      Putnam California Tax Exempt Income Fund
     or before 12/31/92; 0.20% for      Putnam New Jersey Tax Exempt Income Fund
     shares purchased after 12/31/92    Putnam New York Tax Exempt Income Fund
                                        Putnam Tax Exempt Income Fund

     0.15% for shares purchased on      Putnam Arizona Tax Exempt Income Fund
     or before 3/5/93; 0.20% for
     shares purchased after 3/5/93

     0.15% for shares purchased on    Putnam Florida Tax Exempt Income Fund
     or before 7/8/93; 0.20% for      Putnam Pennsylvania Tax Exempt Income Fund
     shares purchased after 7/8/93

     0.00%                    Putnam California Money Market Fund
                              Putnam Money Market Fund
                              Putnam New York Money Market Fund
                              Putnam Preferred Income Fund
                              Putnam Tax Exempt Money Market Fund

     Putnam Mutual Funds pays service fees to the dealer of record for plans at the rate of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

     CLASS B SHARES:

     Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

     RATE                     FUND

     0.25% All funds currently making payments under a class B distribution plan, except for those listed below

     0.25%, except that the first       Putnam Municipal Income Fund
     year's service fees of 0.25%
     are prepaid at time of sale

     0.25%, except that the first    Putnam Arizona Tax Exempt Income Fund
     year's service fees of 0.20%    Putnam California Tax Exempt Income Fund
     are prepaid at time of sale     Putnam Florida Tax Exempt Income Fund
                                     Putnam Massachusetts Tax Exempt Income Fund
                                     Putnam Michigan Tax Exempt Income Fund
                                     Putnam Minnesota Tax Exempt Income Fund
                                     Putnam New Jersey Tax Exempt Income Fund
                                   Putnam New York Tax Exempt Income Fund
                                   Putnam New York Tax Exempt Opportunities Fund Putnam Ohio Tax Exempt Income Fund
                                   Putnam Pennsylvania Tax Exempt Income Fund
                                   Putnam Tax Exempt Income Fund

     0.20% for shares purchased on      Putnam Tax-Free Insured Fund
     or before 3/31/90; 0.25% for       Putnam Tax-Free High Yield
     shares purchased after 3/31/90;
     first year's service fees are prepaid
     at time of sale

     0.00%                    Putnam Money Market Fund

     CLASS C SHARES:

     Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record).

     RATE                     FUND

     1.00% All funds currently making payments under a class C distribution plan, except the fund listed below

     0.50%                         Putnam Money Market Fund

     CLASS M SHARES:

     Putnam Mutual Funds makes quarterly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record).

     RATE                     FUND

     0.65%                    All growth and growth and
                              income funds currently making
                              payments under a class M
                              distribution plan

     0.45%                    Putnam Diversified Income Trust

     0.40%                    All income and money
                              market funds currently
                              making payments under a class M distribution plan (except for Putnam Diversified Income Trust, Putnam Preferred Income
                              Fund and Putnam Money Market Fund)

     0.25%                    Putnam Preferred Income Fund

     0.15%                    Putnam Money Market Fund